Shareholder's equity - Ordinary shares (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Jan. 21, 2021 EUR (€) shares	Jan. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2023 EUR (€) shares	Jan. 12, 2021 € / shares	Aug. 31, 2019 EUR (€) € / shares shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 $ / shares
Disclosure of classes of share capital [line items]
Subscribed capital | €			€ 1		€ 1		€ 1	€ 72		€ 72
Number of shares outstanding							1,000	8,000		8,000
Nominal value per share | (per share)						€ 0.000015	€ 1.00		$ 1		$ 1
Share split of ordinary shares						70,190,687
Proceeds net of underwriting discounts and related expenses | €				€ 283,224
Number of ordinary shares			84,683,618		84,890,197
Deferred tax reflected in equity | €			€ (1,249)
IPO
Disclosure of classes of share capital [line items]
Initial public offering	17,994,117	17,994,117
Number of ADS issued during period	14,233,823	14,233,823
Number of ADSs sold	3,760,294	3,760,294
Proceeds net of underwriting discounts and related expenses | $		$ 344.2
Public offering price | $ / shares		$ 26.00
Total transaction costs incurred | €	€ 16,740
IPO related transaction cost | €	4,550
Deferred tax reflected in equity | €	1,249
IPO | Selling, general and administrative expenses
Disclosure of classes of share capital [line items]
IPO related transaction costs | €	€ 12,190
Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold through underwriter's exercise of options	2,347,058	2,347,058
Shares issued by entity | Over allotment
Disclosure of classes of share capital [line items]
Number of ADS sold	586,764	586,764
Shares sold by sole shareholder | Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold by shareholder	1,760,294	1,760,294